Mandatorily Redeemable Preferred Units (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Loss on redemption of non-participating preferred units								$ 590
Interest expense		$ 1,060	$ 1,028	$ 1,017	$ 2,045	$ 3,104	$ 4,378	3,231
Class B Preferred Units | DDH LLC
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Loss on redemption of non-participating preferred units	$ 600
Interest expense								$ 100
Class B Preferred Units | Orange 142 Acquisition | DDH LLC
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Number of shares issued							7,076
Value of shares issued							$ 7,100
Fair value of shares issued							6,500
Mandatory redemption of fair value							$ 7,100
Preferred dividend							7.00%